Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following tables provide information regarding the relationship between compensation actually paid to the Company’s executive officers and its financial performance, over the periods indicated, and is required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. Fair value amounts below are computed in a manner consistent with the fair value methodology under Black Scholes-Merton option valuation model used to account for share-based payments in our financial statements under generally accepted accounting principles. Assumptions included in these calculations are set forth in Note 1 in the Notes to Consolidated Financial Statements appearing in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. Total stockholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

The disclosure included in this section is prescribed by SEC rules and does not necessarily reflect the Company’s views on the link between company performance and our named executive officers’ (“NEO”) pay. The board did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

“Compensation Actually Paid,” which is presented in the table below, is defined by the SEC and does not refer to cash amounts actually paid, earned or received by our named executive officers. A significant portion of the “Compensation Actually Paid” amounts shown relates to changes in values of awards issued in prior years. Volatility in the stock price is a major factor in calculating these values, and the market for our common stock has experienced periods of significant volatility. Such volatility generally serves to increase the valuation of options but may not yield any benefit to the individual officers holding such options. Any unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our share price. The ultimate values actually realized by our named executive officers from unvested equity awards, if any, cannot be determined until the awards fully vest and are exercised or settled, as the case may be.

Year(1)	Summary Compensation Table Total for PEO ($)(2)(3)	Compensation Actually Paid to PEO ($)(4)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers ($)(2)(5)	Average Compensation Actually Paid to Non- PEO Named Executive Officers ($)(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(7)	Net Loss ($)
2024	400,000	2,179,999	316,667	(538,490)	217	9,174,958
2023	$400,000	898,409	300,000	606,000	$649	7,350,435
2022	$4,299,086	2,299,555	1,614,920	924,660	$576	5,771,642
(1)	In accordance with Item 402(v) of Regulation S-K, only three years of information is required for smaller reporting companies.

(2)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth in the Company’s most recently filed Annual Report on Form 10-K and elsewhere in this Proxy Statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)	For all years in question, the data reflects compensation paid to Gregory J. Quarles, as Principal Executive Officer (“PEO”). Dr. Quarles served as the Company’s President and Chief Executive Officer through November 2024 and was succeeded by Christopher Donaghey, who, prior to such time, served as our Chief Operating and Financial Officer. Accordingly, Mr. Donaghey’s compensation data and analysis are included with those of the other non-PEO NEOs for all periods.
(4)	The following table sets forth the adjustments made during 2022, 2023 and 2024 in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase/ deduction for Fair Value of Awards Granted during the year that Vested during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	—	—	—	(2,579,999)	—	—	—	(2,579,999)
2023	$—	—	—	498,409	$—	$—	$—	$498,409
2022	$(3,850,454)	3,830,908	—	(1,799,998)	$(179,988)	$—	$—	$(1,999,531)

(5)	During all of 2022 and 2023 and through November 2024, our non-PEO NEOs consisted of Christopher Donaghey (Chief Financial and Operating Officer), Stephen W. McCahon, our Chief Science Officer, and Mary P. O’Hara, our General Counsel and Chief Legal Officer. Mr. Donaghey was appointed as our Chief Financial and Operating Officer effective August 1, 2022 and became President and CEO in November 2024.

(6)	The following table sets forth the adjustments made during 2022, 2023 and 2024 in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our non-PEO NEOs:

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vested during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	$(218,861)	185,983	—	(802,783)	(457,216)	—	—	(855,156)
2023	$—	—	$—	$(349,825)	$655,825	$—	—	$306,000
2022	$(2,099,463)	$2,198,467	$143,733	$(399,666)	$201,670	$(735,000)	—	$(690,260)

(7)	Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (January 3, 2022) through the end of each applicable year in the table.

Named Executive Officers, Footnote		For all years in question, the data reflects compensation paid to Gregory J. Quarles, as Principal Executive Officer (“PEO”). Dr. Quarles served as the Company’s President and Chief Executive Officer through November 2024 and was succeeded by Christopher Donaghey, who, prior to such time, served as our Chief Operating and Financial Officer. Accordingly, Mr. Donaghey’s compensation data and analysis are included with those of the other non-PEO NEOs for all periods.
PEO Total Compensation Amount	[1],[2]	$ 400,000	$ 400,000	$ 4,299,086
PEO Actually Paid Compensation Amount	[3]	2,179,999	898,409	2,299,555
Non-PEO NEO Average Total Compensation Amount	[2],[4]	316,667	300,000	1,614,920
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ (538,490)	606,000	924,660
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative total stockholder return for the fiscal years ended December 31, 2024, 2023 and 2022. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 on January 3, 2022.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2024, 2023 and 2022.

Total Shareholder Return Amount	[6]	$ 217	649	576
Net Income (Loss)		9,174,958	7,350,435	5,771,642
Adjustment to Compensation, Amount		$ (855,156)	306,000	(690,260)
PEO Name		Gregory J. Quarles
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,579,999)	498,409	(1,999,531)
PEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,850,454)
PEO | Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,830,908
PEO | Increase/ deduction for Fair Value of Awards Granted during the year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,579,999)	498,409	(1,799,998)
PEO | Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(179,988)
PEO | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(218,861)		(2,099,463)
Non-PEO NEO | Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		185,983		2,198,467
Non-PEO NEO | Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(802,783)	(349,825)	(399,666)
Non-PEO NEO | Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(457,216)	655,825	201,670
Non-PEO NEO | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(735,000)
Non-PEO NEO | Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Increase for Fair Value of Awards Granted during the year that Vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 143,733

[1]	For all years in question, the data reflects compensation paid to Gregory J. Quarles, as Principal Executive Officer (“PEO”). Dr. Quarles served as the Company’s President and Chief Executive Officer through November 2024 and was succeeded by Christopher Donaghey, who, prior to such time, served as our Chief Operating and Financial Officer. Accordingly, Mr. Donaghey’s compensation data and analysis are included with those of the other non-PEO NEOs for all periods.
[2]	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth in the Company’s most recently filed Annual Report on Form 10-K and elsewhere in this Proxy Statement. See the footnotes to the SCT for further detail regarding the amounts in this column.
[3]	The following table sets forth the adjustments made during 2022, 2023 and 2024 in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO:
Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase/ deduction for Fair Value of Awards Granted during the year that Vested during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	—	—	—	(2,579,999)	—	—	—	(2,579,999)
2023	$—	—	—	498,409	$—	$—	$—	$498,409
2022	$(3,850,454)	3,830,908	—	(1,799,998)	$(179,988)	$—	$—	$(1,999,531)

[4]	During all of 2022 and 2023 and through November 2024, our non-PEO NEOs consisted of Christopher Donaghey (Chief Financial and Operating Officer), Stephen W. McCahon, our Chief Science Officer, and Mary P. O’Hara, our General Counsel and Chief Legal Officer. Mr. Donaghey was appointed as our Chief Financial and Operating Officer effective August 1, 2022 and became President and CEO in November 2024.
[5]	The following table sets forth the adjustments made during 2022, 2023 and 2024 in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our non-PEO NEOs:
Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vested during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	$(218,861)	185,983	—	(802,783)	(457,216)	—	—	(855,156)
2023	$—	—	$—	$(349,825)	$655,825	$—	—	$306,000
2022	$(2,099,463)	$2,198,467	$143,733	$(399,666)	$201,670	$(735,000)	—	$(690,260)

[6]	Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (January 3, 2022) through the end of each applicable year in the table.